Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation [Line Items]
Award expire term	four years
Equity-based compensation expense (in Dollars)	$ 72	$ 184
ADS [Member]
Share-Based Compensation [Line Items]
Restricted shares	3,333
ADS [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares vesting	45,000
2022 Share Incentive Plan [Member] | ADS [Member]
Share-Based Compensation [Line Items]
Shares authorized for issuance	18,021